Share Capital	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Share Capital

16. Share Capital

Common shares

As of December 31, 2024, the Company has one class of Class A common shares.

Restricted stock units or incentive stock units have been granted to the Directors and management, under the Company’s Equity Incentive Plans, as part of their compensation arrangements (see note 17). In April 2020, the Company issued 184,270 shares under grants made under the 2019 Omnibus Incentive Plan (the “2019 Plan”). In 2024, 2023, 2022 and 2021, 483,713, 440,698, 586,819 and 747,604 Class A common shares were issued under the 2019 Plan, respectively.

On January 26, 2021, the Company completed its underwritten public offering of 5,400,000 Class A common shares, at a public offering price of $13.00 per share, for gross proceeds to the Company of approximately $70,200, prior to deducting underwriting discounts, commissions and other offering expenses. The Company intended to use the net proceeds of the offering for funding the expansion of the Company’s fleet, general corporate purposes, and working capital. On February 17, 2021, the Company issued an additional 141,959 Class A common shares in connection with the underwriters’ partial exercise of their option to purchase additional shares (together, the “January 2021 Equity Offering”). The net proceeds the Company received in the January 2021 Equity Offering, after underwriting discounts and commissions and expenses, were approximately $67,549.

16. Share Capital (continued)

Common shares (continued)

On September 1, 2021, the Company purchased 521,650 shares and retired them, reducing the issued and outstanding shares. In April 2022, September 2022 and October 2022, the Company repurchased 184,684, 568,835 and 307,121 Class A common shares, respectively, reducing the issued and outstanding shares. During 2024 and 2023, the Company repurchased 251,772 and 1,242,663 Class A common shares, reducing the issued and outstanding shares. As at December 31, 2024, the Company had 35,447,370 Class A common shares outstanding.

On August 16, 2024, the Company entered into a new equity distribution agreement (the “Sales Agreement”) with Evercore Group L.L.C. (the “Agent”) under which the Company may offer and sell its Class A common shares having an aggregate offering price of up to $100,000. As of December 31, 2024, the Company has issued 27,106 Class A common shares at an average price of $27.02.

On May 10, August 3, and November 9, 2023, the Company announced a dividend of $0.375 per Class A common share from the earnings of the first, second and third quarter of 2023, respectively, each paid on June 2, September 4, 2023, and December 4, 2023, to common shareholders of record as of May 24, August 23, and November 24, 2023, respectively, each amounting to $13,340, $13,300 and $13,258.

On February 12, 2024, the Company announced a dividend of $0.375 per Class A common share from the earnings of the fourth quarter of 2023 paid on March 6, 2024, to common shareholders of record as of February 22, 2024, amounting to $13,214.

On May 10, 2024, the Company announced a dividend of $0.375 per Class A common share from the earnings of the first quarter of 2024 paid on June 3, 2024, to common shareholders of record as of May 24, 2024, amounting to $13,255.

On August 5, 2024, the Company announced a dividend of $0.45 per Class A common share from the earnings of the second quarter of 2024 paid on September 4, 2024, to common shareholders of record as of August 23, 2024, amounting to $15,965.

On November 11, 2024, the Company announced a dividend of $0.45 per Class A common share from the earnings of the third quarter of 2024, paid on December 4, 2024, to common shareholders of record as of November 22, 2024 amounting to $16,004.

Preferred shares

On August 20, 2014, the Company issued 1,400,000 Depositary Shares (the "Depositary Shares"), each of which represents 1/100th of one share of the Company's 8.75% Series B Cumulative Perpetual Preferred Shares ("Series B Preferred Shares") representing an interest in 14,000 Series B Preferred Shares, par value $0.01 per share, with a liquidation preference of $2,500.00 per share (equivalent to $25.00 per Depositary Share) (NYSE:GSL-B), priced at $25.00 per Depositary Share. The net proceeds from the offering were $33,497. Dividends are payable at 8.75% per annum in arrears on a quarterly basis. At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).

These shares are classified as Equity in the Consolidated Balance Sheets. The dividends payable on the Series B Preferred Shares are presented as a reduction of Retained Earnings in the Consolidated Statements of Changes in Shareholders’ Equity, when and if declared by the Board of Directors. An initial dividend was declared on September 22, 2014, for the third quarter 2014. Dividends have been declared for all subsequent quarters.

On December 29, 2022, the Company entered into a new ATM agreement with B. Riley Securities, Inc. (the “Agent”), pursuant to which the Company may offer and sell, from time to time, up to $150,000,000 of its Depositary Shares. This new ATM Agreement terminated and replaced, in its entirety, the former at-the-market program that the Company had in place with the Agent for the Depositary Shares. No shares were issued under the new ATM Agreement up to December 31, 2024.

As of December 31, 2024, there were 4,359,190 Depositary Shares outstanding, representing an interest in 43,592 Series B Preferred Shares.